Taxes (Details Narrative) - Uncertainty On Transfer Pricing Over Exportation Of Ores To Foreign Subsidiary [Member] - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Tax authorities	$ 7,982	$ 7,200
Write-off of deferred tax asset	$ 1,847	$ 1,658